INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 4,024	$ 3,973
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	1,160	1,160
Carrying value of indefinite-life intangible assets	$ 8,517
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	8.50%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 1,895	1,858
Carrying value of indefinite-life intangible assets	$ 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.50%
Pre-tax discount rates (%)	8.00%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 969	$ 955
Carrying value of indefinite-life intangible assets	$ 232
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	10.60%